Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41639
Entity Registrant Name	SMX (Security Matters) Public Limited Company
Entity Central Index Key	0001940674
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 T4A6
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1185
Auditor Location	Tel-Aviv, Israel
Auditor Name	Ziv Haft
Class A Ordinary Shares, with a nominal value of $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, with a nominal value of $0.0001 per share
Trading Symbol	SMX
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	SMXWW
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1
Warrants [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	0
Deferred Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	25,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House,
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 T4A6
City Area Code	+353-1
Local Phone Number	920-1000
Contact Personnel Name	Haggai Alon
Contact Personnel Email Address	haggai@securitymattersltd.com